DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
DEBENTURES
Schedule of debentures

	General	Quantity as of December 31, 2018
Issuance	Meeting	Issued	Held in treasury	Maturity	2018	2017
3rd- A and B	May 27,1982	144,000	141,144	06/01/2021	18,871	21,377
7th	July 14, 1982	68,400	68,271	07/01/2022	1,102	1,333
8th	November 11, 1982	179,964	178,516	05/02/2023	8,080	14,557
9th	June 10, 1983	125,640	125,365	09/01/2024	2,349	4,900
11th - A and B	June 29, 1990	150,000	149,294	06/01/2020	5,716	5,761
15th	November 09, 2018	1,500,000	—	11/21/2022	1,502,755	—
Total Consolidated					1,538,873	47,928

Current					2,755	—
Non-current					1,536,118	47,928

Schedule of amortization of long term debentures

	2018	2017
2020	5,716	5,761
2021	18,871	21,377
2022	1,501,102	1,333
2023	8,080	14,557
2024 on	2,349	4,900
	1,536,118	47,928